Consolidated Statements Of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]
BALANCES, beginning of period at Dec. 31, 2012	$ 7,885,374	$ 150,805	$ 1,811,459	$ 7,124,523	$ 56,761	$ (1,501,977)	$ 7,641,571	$ 243,803
BALANCES, shares at beginning of period at Dec. 31, 2012		377,013				59,350
Net earnings	585,529			488,025			488,025	97,504
Other comprehensive income (loss)	(47,681)				(47,681)		(47,681)
Stock option expense	8,576		8,576				8,576
Issuance of stock under award plans, net of forfeitures	26,565	$ 205	22,497			$ 3,863	26,565
Issuance of stock under award plans, net of forfeitures, shares		512				(153)
Amortization of unearned compensation	821		821				821
Cash dividends	(472,108)			(472,108)			(472,108)
Distributions to noncontrolling interests	(76,798)							(76,798)
BALANCES, end of period at Dec. 31, 2013	7,910,278	$ 151,010	1,843,353	7,140,440	9,080	$ (1,498,114)	7,645,769	264,509
BALANCES, shares at end of period at Dec. 31, 2013		377,525				59,197
Net earnings	815,790			713,946			713,946	101,844
Other comprehensive income (loss)	(154,788)				(154,788)		(154,788)
Stock options exercised	$ 5,614	$ 54	5,560				5,614
Stock options exercised (in shares)	136	136
Stock option expense	$ 7,716		7,716				7,716
Issuance of stock under award plans, net of forfeitures	29,667	$ 173	26,009			$ 3,485	29,667
Issuance of stock under award plans, net of forfeitures, shares		431				(138)
Amortization of unearned compensation	718		718				718
Cash dividends	(476,172)			(476,172)			(476,172)
Distributions to noncontrolling interests	(63,705)							(63,705)
BALANCES, end of period at Dec. 31, 2014	8,075,118	$ 151,237	1,883,356	7,378,214	(145,708)	$ (1,494,629)	7,772,470	302,648
BALANCES, shares at end of period at Dec. 31, 2014		378,092				59,059
Net earnings	496,084	$ 0	0	357,659	0	$ 0	357,659	138,425
Other comprehensive income (loss)	(205,654)	0	0	0	(205,654)	0	(205,654)	0
Stock options exercised	$ 424	$ 4	420	0	0	$ 0	424	0
Stock options exercised (in shares)	10	10				0
Stock option expense	$ 7,433	$ 0	7,433	0	0	$ 0	7,433	0
Issuance of stock under award plans, net of forfeitures	30,120	$ 185	26,929	0	0	$ 3,006	30,120	0
Issuance of stock under award plans, net of forfeitures, shares		464				(119)
Amortization of unearned compensation	832	$ 0	832	0	0	$ 0	832	0
Treasury stock value acquired	(66,505)	$ 0	0	0	0	$ (66,505)	(66,505)	0
Treasury stock shares acquired		0				1,664
Cash dividends	(479,901)	$ 0	0	(479,901)	0	$ 0	(479,901)	0
Distributions to noncontrolling interests	(71,938)	0	0	0	0	0	0	(71,938)
BALANCES, end of period at Dec. 31, 2015	$ 7,786,013	$ 151,426	$ 1,918,970	$ 7,255,972	$ (351,362)	$ (1,558,128)	$ 7,416,878	$ 369,135
BALANCES, shares at end of period at Dec. 31, 2015		378,566				60,604